Separate Accounts (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Separate Account Assets
The aggregate fair value of assets, by major investment asset category, supporting separate accounts is as follows:

	December 31, 2022	December 31, 2021
	(in thousands)
Asset Type:
Mutual funds:
Equity	$7,430,452	$10,668,762
Fixed Income	3,973,001	4,306,815
Other	611,170	756,382
Other invested assets	1,912,335	2,190,408
Total	$13,926,958	$17,922,367

Separate Account Liability
The balances of and changes in separate account liabilities as of and for the periods indicated are as follows:

	December 31, 2022
	Variable Annuities	Variable Life	Total
	(in thousands)
Balance, beginning of period	$11,982,322	$5,940,045	$17,922,367
Deposits	67,216	200,686	267,902
Investment performance	(2,113,606)	(925,970)	(3,039,576)
Policy charges	(238,173)	(100,968)	(339,141)
Surrenders and withdrawals	(764,069)	(42,118)	(806,187)
Benefit payments	(5,622)	(42,934)	(48,556)
Net transfers (to) from general account	(895)	(37,577)	(38,472)
Other	1,395	7,226	8,621
Balance, end of period	$8,928,568	$4,998,390	$13,926,958

Cash surrender value(1)	$8,747,915	$4,897,409	$13,645,324

(1) Cash surrender value represents the amount of the contractholder's account balances distributable at the balance sheet date less certain surrender charges.

	December 31, 2021
	Variable Annuities	Variable Life	Total
	(in thousands)
Balance, beginning of period	$11,963,399	$5,154,111	$17,117,510
Deposits	99,941	236,158	336,099
Investment performance	1,171,547	797,051	1,968,598
Policy charges	(277,346)	(98,839)	(376,185)
Surrenders and withdrawals	(972,834)	(58,845)	(1,031,679)
Benefit payments	(7,378)	(61,608)	(68,986)
Net transfers (to) from general account	4,108	(33,480)	(29,372)
Other	885	5,497	6,382
Balance, end of period	$11,982,322	$5,940,045	$17,922,367

Cash surrender value(1)	$11,749,197	$5,850,808	$17,600,005

(1) Cash surrender value represents the amount of the contractholder's account balances distributable at the balance sheet date less certain surrender charges.